INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 7	2 0 1 6

Net operating loss carry-forwards	$2,042	$3,929
Tax credits carryforward	4,852	*4,427
Temporary differences relating to reserve and allowances	2,602	*4,484
Intangible assets	(2,714)	(5,760)
	6,782	7,080
Valuation Allowance, net of uncertain tax positions	(4,825)	(5,154)
Deferred tax asset, net	$1,957	$1,926

*Reclassified

Schedule of Presentation in Balance Sheets for Deferred Taxes
Israel:
	As of December 31,
	2 0 1 7	2 0 1 6

Long-term deferred tax assets	$1,444	$3,020
	$1,444	$3,020

International:

	As of December 31,
	2 0 1 7	2 0 1 6

Long-term deferred tax assets	$5,338	-
Long-term deferred tax liabilities	-	(1,094)
	$5,338	$(1,094)

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Israel	$51,558	$14,021	$15,377
International (mainly US)	8,537	(2,639)	(3,153)
	$60,095	$11,382	$12,224

Schedule of Israel and International Components of Income Taxes
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Israel	$12,043	$2,615	$(2,413)
International (mainly US)	1,593	(877)	(1,088)
	$13,636	$1,738	$(3,501)

Current	$13,584	$1,105	$1,545
Deferred	52	633	(5,046)
	$13,636	$1,738	$(3,501)

Reconciliation of Theoretical and Actual Tax Expense
The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Net income before taxes	$60,095	$11,382	$12,224
Statutory tax expenses	7,674	1,821	3,239
Effect of non-benefited income New Technological or Approved or Preferred Enterprises statuses in Israel	181	136	(7,807)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes – net	1,451	588	1,377
Different tax rates of deferred taxes	(226)	(104)	-
Effect of foreign operations taxed at various rates	1,888	(657)	(530)
Tax credits	(1,650)
Adjustments for previous years tax	4,174	(135)	-
Other	144	*89	*220
	5,962	(83)	(6,740)
Actual tax expense (benefit)	$13,636	$1,738	$(3,501)

*Reclassified

Schedule of Uncertain Tax Positions
The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 7	2 0 1 6

Balance at the beginning of the year	$1,333	$1,165
Increase (decrease) related to settlements with tax authorities, net	(1,142)	37
Increase related to unutilized tax credits	*4,825	-
Increase related to current year tax positions	1,516	131
Balance at the end of the year	$6,532	$1,333

*The amount was offset against the deferred tax asset